TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule Of Income Tax Expense (Benefit)
The income tax expense (benefit) for the years ended December 31, 2016, 2017 and 2018 consisted of the following:

	Year ended December 31,
	2016	2017	2018

Current	$1,418	$1,200	$3,350
Deferred	343	497	(6,601)

	$1,761	$1,697	$(3,251)

Domestic (Israel)	$968	$1,533	$(5,919)
Foreign	793	164	2,668

	$1,761	$1,697	$(3,251)

Schedule Of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2017	2018
Deferred tax assets:

Net operating loss carry forward	$76,570	$75,755
Temporary differences mainly relating to Research and Development, reserves and allowances	31,566	24,875

Deferred tax asset before valuation allowance	108,136	100,630
Valuation allowance	(107,148)	(93,154)

Deferred tax asset	988	7,476

Deferred tax liabilities:

Other temporary differences	(141)	(28)

Deferred tax asset, net	$847	$7,448

Schedule Of Income (Loss) Before Taxes
Income (Loss) before taxes is comprised as follows:

	Year ended December 31,
	2016	2017	2018

Domestic	$(1,301)	$13,145	$17,921
Foreign	14,491	4,112	1,874

	$13,190	$17,257	$19,795

Schedule Of Income Tax Reconciliation
Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2016	2017	2018
Income before taxes as reported in the consolidated statements of operations	$13,190	$17,257	$19,795

Statutory tax rate	25%	24%	23%

Theoretical tax income on the above amount at the Israeli statutory tax rate	$3,298	$4,142	$4,553
Non-deductible expenses	467	290	1,299
Non-deductible expenses related to employee stock options	268	289	376
Changes in tax rate	8,900	124	179
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	(10,055)	(3,225)	(4,068)
Recognition of deferred taxes during the year, for which valuation allowance was provided in prior years			(7,200)
Other	(1,117)	77	1,610

Actual tax expense (benefit)	$1,761	$1,697	$(3,251)

Schedule Of Changes In Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2017	2018

Uncertain tax positions, beginning of year	$4,686	$2,160
Decreases in tax positions for prior years	(3,880)	(304)
Increases in tax positions for prior years	49	18
Increase in tax position for current year	1,305	499

Uncertain tax positions, end of year	$2,160	$2,373